SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of General and Administrative Expenses [Line Items]
Share-based compensation expenses	$ 37	$ 32	$ 58	$ 64	$ 5,862	$ 130
Depreciation	3	7	7	15	25	45
Total	1,266	619	2,326	908	6,756	973
General and Administrative Expense [Member]
Schedule of General and Administrative Expenses [Line Items]
Payroll and related expenses	407	151	739	280	1,154	304
Share-based compensation expenses	37	13	58	26	3,438	52
Professional services	586	369	1,111	448	1,632	386
Depreciation	3	7	7	15	25	45
Rent and maintenance	55	46	85	72	89	86
Patent registration	47	16	51	25	43	22
Travel expenses	37	7	91	16	106	31
Other	94	10	184	26	269	47
Total	$ 1,266	$ 619	$ 2,326	$ 908	$ 6,756	$ 973